Short-term debt	12 Months Ended
Dec. 31, 2025
Short-Term Debt [Abstract]
Short-term debt	Short-term debt
Short-term debt consists of the following at year-end:

	2025	2024
Bank overdrafts	$—	$686
Short-term bank loans	—	55,065
Revolving Credit Facility	—	4,500
Total	$—	$60,251
Short-term bank loans

As of December 31, 2024, the Company had drawn short-term bank loans in Chile, Uruguay, Puerto Rico and Panama, amounting to $55,065.

The following table presents the information related to short-term bank debt:

				Principal as of
Territories	Entity	Currency	Annual interest rate	December 31, 2025	December 31, 2024	Maturity
Panama	Citibank N.A.	USD	SOFR + 2.10%	$—	$5,000	February, 2025
Puerto Rico	Citibank N.A.	USD	SOFR + 2.10%	—	14,000	February, 2025
Chile	Banco de Chile	CLP	6.84%	—	8,677	March, 2025
	Banco Itaú Chile		7.53%	—	17,388	June, 2025
Uruguay	Banco Itaú Uruguay S.A.	USD	5.74%	—	8,000	May, 2025
	Banco Bilbao Vizcaya Argentaria Uruguay S.A.		5.55%	—	2,000
Total				$—	$55,065